Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 4,491	$ 4,374
Termination benefits	5,548	0
Share-based compensation	6,358	5,475
Cost recoveries from associates	0	(538)
Employee benefits expense	$ 16,397	$ 9,311